Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Note (6) Related Party Transactions

On October 17, 2017 the issuer’s control persons, Amir Uziel, Attribute Ltd, Lavi Krasney and Kfir Silberman (controlling shareholder of L.I.A. Pure Capital Ltd) purchased 650,000 additional shares each, or 2,600,000 total shares at $0.01 per share for a total cash consideration of $26,000.

On May 1, 2018 a services agreement was signed with an entity controlled by a related party.

Between January 8, 2017 and August 25, 2017 three shareholders loaned the Company amounts totaling $16,403 in loans bearing 8% interest which have no maturity dates. The loans which accrued interest of $879 were repaid on December 20, 2017. The three debt holders confirmed they were owed no principal or interest as of December 31, 2017.

Note (5) Related Party Transactions

On October 17, 2017, the Company issued and sold a total of 2.6 million restricted shares of common stock to four accredited investors (650,000 shares to each) at $0.01 per share for a total cash consideration of $26,000. Reference is made to Item 4. Security Ownership of Certain Beneficial Owners and Management. As a result of these issuances, the four accredited investors became greater than 5% shareholders.